Long Term Debt - Narrative (Details) - USD ($) $ in Millions	Jun. 13, 2025	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400.0
Interest rate, stated percentage	7.75%
Derivative, basis spread on variable rate	4.28%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 20.0	$ 105.0
Interest rate, stated percentage		6.625%
Derivative, basis spread on variable rate		6.323%
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 30.0	$ 300.0
Interest rate, stated percentage				4.875%